Annual Total Returns (Vanguard Large-Cap Index Fund - Institutional Shares Institutional) (Vanguard Large-Cap Index Fund, Vanguard Large-Cap Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Annual Total Return
2013	32.65%
2012	16.11%
2011	1.60%
2010	15.85%
2009	27.84%
2008	(37.01%)
2007	6.42%
2006	15.61%